Condensed financial information of the parent company (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
General and administrative expenses	$ (3,195,488)	$ (5,730,147)	$ (2,060,122)
Net loss	(14,040,769)	(5,625,740)	2,229,708
Net (loss)/ income	(14,040,769)	(5,625,740)	2,229,708
Parent Company [Member]
General and administrative expenses	(8,006,889)	(3,202,589)	(218,663)
Equity in (loss) earnings of subsidiaries	(6,033,880)	(2,423,151)	2,448,371
Net loss	(14,040,769)	(5,625,740)	2,229,708
Net (loss)/ income	(14,040,769)	(5,625,740)	2,229,708
Foreign currency translation (loss) gain	4,826,918	(2,238,556)	(6,655,036)
Comprehensive loss	$ (9,213,851)	$ (7,864,296)	$ (4,425,328)